Balances under contracts with customers and other ifrs 15 disclosures satisfield at year end table (Details) - EUR (€) € in Millions	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					€ 18,080
Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					16,756
Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					1,324
Not later than one year [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					7,005
Not later than one year [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					6,482
Not later than one year [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					€ 523
Later than one year and not later than two years [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end				€ 5,502
Later than one year and not later than two years [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end				5,309
Later than one year and not later than two years [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end				€ 193
Later than two years and not later than three years [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end			€ 2,634
Later than two years and not later than three years [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end			2,521
Later than two years and not later than three years [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end			€ 113
Later than three years and not later than four years [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end		€ 784
Later than three years and not later than four years [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end		683
Later than three years and not later than four years [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end		€ 101
Later than four years [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end	€ 2,154
Later than four years [Member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end	1,760
Later than four years [Member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end	€ 394